UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-08397

THE MARSICO INVESTMENT FUND
(Exact name of registrant as specified in charter)

1200 17th Street, Suite 1600
Denver, CO 80202
 (Address of principal executive offices)(zip code)

Christopher J. Marsico
The Marsico Investment Fund
1200 17th Street, Suite 1600
Denver, CO 80202
(Name and address of agent for service)

Copies to:
Sander M. Bieber, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, D.C.  20006

Registrant's telephone number, including area code: (303)454-5600

Date of fiscal year end: September 30

Date of reporting period: December 31, 2009

Item 1.  Schedule of Investments

The Marsico Investment Fund
Schedule of Investments
December 31, 2009 (Unaudited)

Marsico Focus Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2009
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
General Dynamics Corporation	1,144,151	$77,996,774	3.78%
Goodrich Corporation	473,178	30,401,686	1.47
		108,398,460	5.25

Application Software
Adobe Systems, Inc.*	829,091	30,493,967	1.48

Biotechnology
Gilead Sciences, Inc.*	1,139,023	49,296,915	2.39

Casinos & Gaming
Wynn Macau Ltd.*	16,879,390	20,834,184	1.01
Wynn Resorts Ltd.	298,951	17,407,917	0.84
		38,242,101	1.85

Communications Equipment
QUALCOMM, Inc.	1,405,156	65,002,517	3.15

Computer Hardware
Apple, Inc.*	475,860	100,339,839	4.86
International Business Machines Corporation	639,472	83,706,885	4.05
		184,046,724	8.91

Consumer Finance
American Express Company	1,544,202	62,571,065	3.03

Data Processing & Outsourced Services
MasterCard, Inc. - Cl. A	195,062	49,931,971	2.42
Visa, Inc. - Cl. A	683,408	59,770,864	2.89
		109,702,835	5.31

Diversified Banks
HSBC Holdings PLC ADR	856,200	48,880,458	2.37
U.S. Bancorp	2,811,977	63,297,602	3.06
Wells Fargo & Company	2,980,232	80,436,462	3.89
		192,614,522	9.32

Diversified Chemicals
The Dow Chemical Company	3,989,564	110,231,653	5.33

Diversified Metals & Mining
BHP Billiton PLC ADR	1,293,188	82,570,054	4.00

Fertilizers & Agricultural Chemicals
Potash Corporation of Saskatchewan, Inc.	245,563	26,643,586	1.29

Health Care Equipment
Intuitive Surgical, Inc.*	149,596	45,375,459	2.20

Integrated Oil & Gas
Petroleo Brasileiro S.A. ADR	1,215,085	57,935,253	2.80

Internet Retail
Amazon.com, Inc.*	75,641	10,175,227	0.49
priceline.com, Inc.*	91,796	20,057,426	0.97
		30,232,653	1.46

Internet Software & Services
Baidu, Inc. Spon. ADR*	156,891	64,518,286	3.12
Google, Inc. - Cl. A*	220,778	136,877,944	6.63
		201,396,230	9.75

Investment Banking & Brokerage
The Goldman Sachs Group, Inc.	379,639	64,098,249	3.10

Oil & Gas Drilling
Transocean Ltd.*	984,538	81,519,746	3.94

Oil & Gas Exploration & Production
Southwestern Energy Company*	474,998	22,894,904	1.11

Other Diversified Financial Services
JPMorgan Chase & Co.	1,507,678	62,824,942	3.04

Pharmaceuticals
Abbott Laboratories	1,286,807	69,474,710	3.36
Johnson & Johnson	907,616	58,459,546	2.83
Merck & Co., Inc.	1,366,403	49,928,366	2.42
		177,862,622	8.61

Railroads
Union Pacific Corporation	1,435,612	91,735,607	4.44

Restaurants
McDonald's Corporation	1,324,453	82,698,845	4.00

TOTAL COMMON STOCKS
(Cost $1,537,071,453)		1,978,388,909	95.76

SHORT-TERM INVESTMENTS
SSgA Prime Money Market Fund, 0.077%	49,838,159	49,838,159	2.41
SSgA U.S. Government Money Market Fund, 0.000%	41,686,701	41,686,701	2.02

TOTAL SHORT-TERM INVESTMENTS
(Cost $91,524,860)		91,524,860	4.43

TOTAL INVESTMENTS
(Cost $1,628,596,313)		2,069,913,769	100.19

Liabilities, Less Cash and Other Assets		(3,877,306)	(0.19)

NET ASSETS		$2,066,036,463	100.00%

* Non-income producing.

See notes to schedules of investments.

Marsico Growth Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2009
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
General Dynamics Corporation	646,356	$44,062,089	3.92%

Application Software
Adobe Systems, Inc.*	400,936	14,746,426	1.31

Biotechnology
Gilead Sciences, Inc.*	361,490	15,645,287	1.39

Cable & Satellite
The DIRECTV Group, Inc.*	293,560	9,790,226	0.87

Casinos & Gaming
Wynn Resorts Ltd.	253,157	14,741,332	1.31

Communications Equipment
QUALCOMM, Inc.	780,425	36,102,460	3.22

Computer Hardware
Apple, Inc.*	260,345	54,896,347	4.89
International Business Machines Corporation	287,009	37,569,478	3.34
		92,465,825	8.23

Consumer Finance
American Express Company	476,221	19,296,475	1.72

Data Processing & Outsourced Services
MasterCard, Inc. - Cl. A	142,830	36,561,623	3.26
Visa, Inc. - Cl. A	372,960	32,619,082	2.90
		69,180,705	6.16

Department Stores
Nordstrom, Inc.	214,761	8,070,718	0.72

Diversified Banks
HSBC Holdings PLC ADR	415,500	23,720,895	2.11
U.S. Bancorp	896,597	20,182,399	1.80
Wells Fargo & Company	1,331,484	35,936,753	3.20
		79,840,047	7.11

Diversified Chemicals
PPG Industries, Inc.	313,045	18,325,654	1.63
The Dow Chemical Company	1,564,690	43,232,385	3.85
		61,558,039	5.48

Diversified Metals & Mining
BHP Billiton PLC ADR	496,900	31,727,065	2.83

Fertilizers & Agricultural Chemicals
Potash Corporation of Saskatchewan, Inc.	147,050	15,954,925	1.42

Footwear
NIKE, Inc. - Cl. B	532,474	35,180,557	3.13

Industrial Gases
Praxair, Inc.	377,912	30,350,113	2.70

Integrated Oil & Gas
Petroleo Brasileiro S.A. ADR	732,928	34,946,007	3.11

Internet Retail
Amazon.com, Inc.*	202,091	27,185,281	2.42
priceline.com, Inc.*	39,069	8,536,577	0.76
		35,721,858	3.18

Internet Software & Services
Baidu, Inc. Spon. ADR*	79,651	32,754,881	2.92
Google, Inc. - Cl. A*	94,862	58,812,543	5.24
Yahoo!, Inc.*	685,375	11,500,592	1.02
		103,068,016	9.18

Investment Banking & Brokerage
The Goldman Sachs Group, Inc.	205,197	34,645,461	3.09

Oil & Gas Drilling
Transocean Ltd.*	597,243	49,451,720	4.40

Oil & Gas Exploration & Production
EOG Resources, Inc.	217,470	21,159,831	1.89

Other Diversified Financial Services
JPMorgan Chase & Co.	764,880	31,872,550	2.84

Pharmaceuticals
Abbott Laboratories	738,040	39,846,780	3.55
Johnson & Johnson	388,245	25,006,860	2.23
Merck & Co., Inc.	716,167	26,168,742	2.33
		91,022,382	8.11

Railroads
Norfolk Southern Corporation	300,942	15,775,380	1.40
Union Pacific Corporation	576,203	36,819,372	3.28
		52,594,752	4.68

Restaurants
McDonald's Corporation	722,445	45,109,466	4.02

Wireless Telecommunication Services
American Tower Corporation - Cl. A*	477,189	20,619,337	1.84

TOTAL COMMON STOCKS
(Cost $829,152,056)		1,098,923,669	97.86

PREFERRED STOCKS
Diversified Banks
Wells Fargo & Company, Series J Pref., 8.000%	337,000	8,660,900	0.77

TOTAL PREFERRED STOCKS
(Cost $5,954,707)		8,660,900	0.77

SHORT-TERM INVESTMENTS
SSgA U.S. Government Money Market Fund, 0.000%	11,820,017	11,820,017	1.05

TOTAL SHORT-TERM INVESTMENTS
(Cost $11,820,017)		11,820,017	1.05

TOTAL INVESTMENTS
(Cost $846,926,780)		1,119,404,586	99.68

Cash and Other Assets, Less Liabilities		3,603,477	0.32

NET ASSETS		$1,123,008,063	100.00%

* Non-income producing.

See notes to schedules of investments.

Marsico 21st Century Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2009
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
Precision Castparts Corp.	200,315	$22,104,760	2.48%

Apparel Retail
J. Crew Group, Inc.*	97,944	4,382,014	0.49

Apparel, Accessories & Luxury Goods
Polo Ralph Lauren Corporation	332,803	26,950,387	3.02
Under Armour, Inc. - Cl. A*	193,319	5,271,809	0.59
		32,222,196	3.61

Application Software
Adobe Systems, Inc.*	751,384	27,635,904	3.09
ANSYS, Inc.*	35,737	1,553,130	0.17
Citrix Systems, Inc.*	702,832	29,244,839	3.28
		58,433,873	6.54

Asset Management & Custody Banks
State Street Corporation	293,373	12,773,460	1.43

Automobile Manufacturers
Ford Motor Company*	900,090	9,000,900	1.01

Automotive Retail
Penske Automotive Group, Inc.*	355,968	5,403,594	0.60

Biotechnology
Celgene Corporation*	361,468	20,126,538	2.25
Gilead Sciences, Inc.*	537,880	23,279,447	2.61
		43,405,985	4.86

Brewers
Anheuser-Busch InBev N.V.	395,895	20,494,353	2.29

Broadcasting
CBS Corporation - Cl. B	1,442,387	20,265,537	2.27

Casinos & Gaming
Wynn Resorts Ltd.	143,972	8,383,489	0.94

Computer Hardware
Apple, Inc.*	90,803	19,146,721	2.14

Construction & Engineering
AECOM Technology Corporation*	168,842	4,643,155	0.52

Data Processing & Outsourced Services
MasterCard, Inc. - Cl. A	138,022	35,330,871	3.96

Department Stores
Lojas Renner S.A.	316,600	7,146,686	0.80

Diversified Banks
U.S. Bancorp	1,365,016	30,726,510	3.44
Wells Fargo & Company	1,743,359	47,053,260	5.27
		77,779,770	8.71

Diversified Support Services
Ritchie Bros. Auctioneers, Inc.	181,614	4,073,602	0.46

Health Care Equipment
Intuitive Surgical, Inc.*	127,738	38,745,490	4.34

Health Care Services
Emergency Medical Services Corporation – Cl. A*	29,484	1,596,559	0.18

Health Care Technology
athenahealth, Inc.*	121,502	5,496,750	0.62

Heavy Electrical Equipment
Vestas Wind Systems A/S*	199,077	12,120,365	1.36

Homebuilding
Cyrela Brazil Realty S.A.	1,000,173	14,074,807	1.58
Gafisa S.A. ADR	135,550	4,386,398	0.49
PDG Realty S.A. Empreendimentos e Participações	450,762	4,492,085	0.50
		22,953,290	2.57

Industrial Machinery
Eaton Corporation	104,011	6,617,180	0.74

Integrated Oil & Gas
Petroleo Brasileiro S.A. ADR	415,120	19,792,922	2.22

Internet Retail
Amazon.com, Inc.*	86,269	11,604,906	1.30

Internet Software & Services
Google, Inc. - Cl. A*	30,269	18,766,175	2.10

Investment Banking & Brokerage
Jefferies Group, Inc.*	1,154,618	27,399,085	3.07
The Goldman Sachs Group, Inc.	109,637	18,511,111	2.07
		45,910,196	5.14

Leisure Facilities
Vail Resorts, Inc.*	514,986	19,466,471	2.18

Movies & Entertainment
The Walt Disney Company	1,197,776	38,628,276	4.33

Oil & Gas Drilling
Pride International, Inc.*	210,748	6,724,969	0.75

Oil & Gas Equipment & Services
National Oilwell Varco, Inc.	409,442	18,052,298	2.02

Oil & Gas Exploration & Production
Range Resources Corporation	136,686	6,813,797	0.76

Other Diversified Financial Services
JPMorgan Chase & Co.	974,051	40,588,705	4.54

Railroads
CSX Corporation	592,772	28,743,514	3.22

Regional Banks
City National Corporation	469,815	21,423,564	2.40
CVB Financial Corp.	590,534	5,102,214	0.57
First Horizon National Corporation*	667,864	8,949,378	1.00
The PNC Financial Services Group, Inc.	531,870	28,077,417	3.15
		63,552,573	7.12

Restaurants
Chipotle Mexican Grill, Inc. - Cl. A*	49,530	4,366,565	0.49

Retail REITs
Colony Financial, Inc.	157,543	3,209,151	0.36
Taubman Centers, Inc.	143,559	5,155,204	0.58
		8,364,355	0.94

Semiconductors
Cree, Inc.*	63,272	3,566,643	0.40

Thrifts & Mortgage Finance
First Niagara Financial Group, Inc.	687,164	9,558,451	1.07

Wireless Telecommunication Services
Crown Castle International Corp.*	1,271,775	49,650,096	5.56

TOTAL COMMON STOCKS
(Cost $655,420,518)		866,671,512	97.06

	Par Value	Value	Percent of Net Assets
CONVERTIBLE CORPORATE BONDS
Automobile Manufacturers
Ford Motor Co., 4.25%, 11/15/2016	4,296,000	5,386,110	0.60

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $4,296,000)		5,386,110	0.60

WARRANTS	Number of Shares	Value	Percent of Net Assets
Other Diversified Financial Services
J.P. Morgan Chase & Co., Strike Price: $42.42, Expiration Date: October 28, 2018*	182,626	2,434,404	0.27

TOTAL WARRANTS
(Cost $2,234,199)		2,434,404	0.27

SHORT-TERM INVESTMENTS
SSgA U.S. Government Money Market Fund, 0.000%	28,664,589	28,664,589	3.21

TOTAL SHORT-TERM INVESTMENTS
(Cost $28,664,589)		28,664,589	3.21

TOTAL INVESTMENTS
(Cost $690,615,306)		903,156,615	101.14

Liabilities, Less Cash and Other Assets		(10,171,308)	(1.14)

NET ASSETS		$892,985,307	100.00%

* Non-income producing.

See notes to schedules of investments.

Marsico International Opportunities Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2009
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Advertising
Publicis Groupe S.A.	54,126	$2,200,771	0.48%

Agricultural Products
Chaoda Modern Agriculture Holdings Ltd.	90,000	96,035	0.02

Apparel Retail
Esprit Holdings, Ltd.	14,834	98,419	0.02
Industria de Diseno Textile S.A. (Inditex)	70,067	4,375,857	0.96
		4,474,276	0.98

Application Software
Autonomy Corporation PLC*	197,307	4,791,490	1.05
Longtop Financial Technologies Ltd. ADR*	85,979	3,182,942	0.70
		7,974,432	1.75

Asset Management & Custody Banks
Julius Baer Group Ltd.	94,954	3,339,385	0.73

Automobile Manufacturers
Daimler A.G.	321,528	17,125,748	3.76
Fiat SpA*	478,152	7,025,912	1.54
Honda Motor Co., Ltd.	132,000	4,478,584	0.99
		28,630,244	6.29

Biotechnology
Actelion Ltd.*	37,348	1,994,770	0.44
CSL Ltd.	253,794	7,380,198	1.62
		9,374,968	2.06

Brewers
Anheuser-Busch InBev N.V.	252,763	13,084,819	2.88

Building Products
Daikin Industries, Ltd.	113,173	4,470,020	0.98

Communications Equipment
Research In Motion, Ltd.*	33,828	2,284,743	0.50

Construction Materials
CEMEX, S.A.B. de C.V. Spon. ADR*	591,771	6,994,733	1.54

Distributors
China Resources Enterprise Ltd.	660,000	2,401,929	0.53

Diversified Banks
Banco Bilbao Vizcaya Argentaria S.A.	249,980	4,555,891	1.00
BNP Paribas	55,627	4,412,226	0.97
HSBC Holdings PLC	1,390,121	15,858,985	3.48
ICICI Bank Ltd. Spon. ADR	244,099	9,204,973	2.02
Itaú Unibanco Holding S.A. ADR	211,218	4,824,219	1.06
Mizuho Financial Group, Inc.	2,705,200	4,864,767	1.07
Standard Chartered PLC	181,860	4,591,223	1.01
		48,312,284	10.61

Diversified Capital Markets
Credit Suisse Group AG	294,190	14,574,563	3.20

Diversified Chemicals
Akzo Nobel N.V.	104,902	6,956,566	1.53
BASF S.E.	253,647	15,698,390	3.45
		22,654,956	4.98

Diversified Metals & Mining
Vale SA Spon. ADR	236,100	6,853,983	1.51

Diversified Real Estate Activities
CapitaLand Ltd.	3,080,000	9,137,003	2.01
Hang Lung Properties Ltd.	597,000	2,340,450	0.51
		11,477,453	2.52

Electrical Components & Equipment
Schneider Electric S.A.	73,880	8,590,221	1.89

Electronic Manufacturing Services
Hon Hai Precision Industry Co., Ltd.	1,609,982	7,529,328	1.65

Fertilizers & Agricultural Chemicals
Syngenta A.G.	16,427	4,639,111	1.02

Food Retail
FamilyMart Co., Ltd.	142,700	4,212,727	0.92
Tesco PLC	645,473	4,452,984	0.98
		8,665,711	1.90

Health Care Equipment
Covidien PLC	99,900	4,784,211	1.05

Heavy Electrical Equipment
ABB Ltd.*	261,258	5,034,262	1.11
ALSTOM S.A.	113,984	7,971,566	1.75
Vestas Wind Systems A/S*	98,955	6,024,657	1.32
		19,030,485	4.18

Home Entertainment Software
Nintendo Co., Ltd.	11,200	2,674,973	0.59

Homebuilding
Cyrela Brazil Realty S.A.	488,700	6,877,168	1.51
Gafisa S.A.	424,881	6,891,809	1.52
PDG Realty S.A. Empreendimentos e Participações	448,800	4,472,533	0.98
		18,241,510	4.01

Hotels, Resorts & Cruise Lines
Accor S.A.	48,777	2,669,179	0.59
Ctrip.com International Ltd. ADR*	60,300	4,333,158	0.95
		7,002,337	1.54

Household Products
Reckitt Benckiser Group PLC	87,736	4,749,163	1.04

Hypermarkets & Super Centers
Metro AG	110,531	6,750,436	1.48

Integrated Oil & Gas
Petroleo Brasileiro S.A. ADR	138,428	6,600,247	1.45

Integrated Telecommunication Services
Telefonica, SA	565,323	15,822,854	3.48

Internet Software & Services
Baidu, Inc. Spon. ADR*	10,543	4,335,598	0.95
Tencent Holdings Ltd.	138,300	2,994,663	0.66
		7,330,261	1.61

Investment Banking & Brokerage
Daiwa Securities Group, Inc.	905,000	4,554,539	1.00

Life Sciences Tools & Services
Lonza Group AG*	76,902	5,418,440	1.19

Oil & Gas Drilling
Transocean Ltd.*	167,567	13,874,548	3.05

Oil & Gas Exploration & Production
CNOOC Ltd.	2,922,800	4,546,086	1.00
OGX Petróleo e Gás Participações S.A.	880,000	8,643,308	1.90
		13,189,394	2.90

Oil & Gas Refining & Marketing
Reliance Industries Ltd. -Spon. GDR, 144A	150,650	7,005,225	1.54

Packaged Foods & Meats
JBS S.A.	517,700	2,771,375	0.61
Nestlé S.A.	169,256	8,214,601	1.80
		10,985,976	2.41

Pharmaceuticals
Novartis AG	208,084	11,363,305	2.50
Novo Nordisk A/S - Cl. B	151,535	9,674,245	2.12
Teva Pharmaceutical Industries Ltd. Spon. ADR	102,548	5,761,146	1.27
		26,798,696	5.89

Railroads
Canadian National Railway Company	41,694	2,266,486	0.50

Real Estate Development
Cheung Kong (Holdings) Ltd.	720,000	9,289,020	2.04

Restaurants
Compass Group PLC	606,035	4,337,094	0.95

Semiconductor Equipment
ASML Holding N.V.	163,937	5,597,109	1.23
SUMCO CORPORATION	132,000	2,332,493	0.51
		7,929,602	1.74

Semiconductors
Infineon Technologies AG*	1,370,966	7,627,204	1.68

Specialty Chemicals
Novozymes A/S - Cl. B	25,362	2,638,602	0.58

Steel
ThyssenKrupp AG	133,838	5,031,274	1.11

Trading Companies & Distributors
Marubeni Corporation	1,803,000	9,959,725	2.19
Noble Group Ltd.	1,029,000	2,360,269	0.52
		12,319,994	2.71

TOTAL COMMON STOCKS
(Cost $357,181,274)		444,876,536	97.74

RIGHTS
Packaged Foods & Meats
JBS S.A., Expiration Date: January 29, 2010*†	742	—	0.00

TOTAL RIGHTS
(Cost $0)		—	0.00

SHORT-TERM INVESTMENTS
SSgA U.S. Government Money Market Fund, 0.000%	17,283,379	17,283,379	3.80

TOTAL SHORT-TERM INVESTMENTS
(Cost $17,283,379)		17,283,379	3.80

TOTAL INVESTMENTS
(Cost $374,464,653)		462,159,915	101.54

Liabilities, Less Cash and Other Assets		(6,988,459)	(1.54)

NET ASSETS		$455,171,456	100.00%

† The security is valued at its fair value as determined in good faith by the Adviser to the Fund, in accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees.
* Non-income producing.

 See notes to schedules of investments.

Marsico International Opportunities Fund

SUMMARY OF INVESTMENTS BY COUNTRY

Country	Market Value	Percent of Investment Securities
Australia	$7,380,198	1.60%
Belgium	13,084,819	2.83
Brazil	47,934,642	10.37
Canada	4,551,229	0.98
China	14,846,361	3.21
Denmark	18,337,504	3.97
France	25,843,963	5.59
Germany	52,233,052	11.30
Hong Kong	21,132,208	4.57
India	16,210,198	3.51
Ireland	4,784,211	1.04
Israel	5,761,146	1.25
Italy	7,025,912	1.52
Japan	37,547,828	8.12
Mexico	6,994,733	1.51
Netherlands	12,553,675	2.72
Singapore	9,137,003	1.98
Spain	24,754,602	5.36
Switzerland	54,578,437	11.81
Taiwan	7,529,328	1.63
United Kingdom	38,780,939	8.39
United States(1)	31,157,927	6.74
	$462,159,915	100.00%

(1) Includes short-term securities.

Marsico Flexible Capital Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2009
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
BE Aerospace, Inc.*	31,777	$746,759	2.01%

Apparel, Accessories & Luxury Goods
lululemon athletica, inc.*	25,437	765,654	2.06

Application Software
Adobe Systems, Inc.*	30,548	1,123,555	3.03
Kingdee International Software Group Company Ltd.	3,048,000	678,755	1.83
		1,802,310	4.86

Automotive Retail
Advance Auto Parts, Inc.	18,121	733,538	1.98

Broadcasting
Discovery Communications, Inc. - Cl. A*	28,351	869,525	2.34

Cable & Satellite
The DIRECTV Group, Inc.*	21,072	702,751	1.89

Communications Equipment
CommScope, Inc.*	24,336	650,173	1.75
QUALCOMM, Inc.	16,608	768,286	2.07
		1,418,459	3.82

Computer Storage & Peripherals
Compellent Technologies, Inc.*	31,430	712,832	1.92

Data Processing & Outsourced Services
MasterCard, Inc. - Cl. A	5,948	1,522,569	4.10

Department Stores
Nordstrom, Inc.	10,399	390,794	1.05

Diversified Banks
Dah Sing Banking Group Ltd.*	290,400	433,432	1.17
U.S. Bancorp	29,059	654,118	1.76
Wells Fargo & Company	36,120	974,879	2.63
		2,062,429	5.56

Diversified Chemicals
PPG Industries, Inc.	12,942	757,625	2.04

Education Services
Anhanguera Educacional Participacoes S.A.*	66,900	955,659	2.58

Electronic Components
Byd Company Ltd. - Cl. H*	22,000	192,988	0.52

Electronic Equipment & Instruments
Hollysys Automation Technologies Ltd.*	78,379	941,332	2.54

Forest Products
Duratex S.A.	82,549	768,118	2.07

Health Care Equipment
Baxter International, Inc.	10,691	627,348	1.69

Internet Retail
priceline.com, Inc.*	2,521	550,839	1.49

Internet Software & Services
AOL, Inc.*	22,436	522,310	1.41
Baidu, Inc. Spon. ADR*	1,730	711,428	1.92
GSI Commerce, Inc.*	42,171	1,070,722	2.88
		2,304,460	6.21

Investment Banking & Brokerage
The Goldman Sachs Group, Inc.	5,130	866,149	2.34

Office REITs
Ascendas India Trust	843,000	588,063	1.59

Oil & Gas Drilling
Pride International, Inc.*	28,235	900,979	2.43

Oil & Gas Equipment & Services
National Oilwell Varco, Inc.	16,325	719,769	1.94

Oil & Gas Exploration & Production
Hardy Oil & Gas PLC*	75,869	308,378	0.83
OGX Petróleo e Gás Participações S.A.	120,000	1,178,633	3.18
		1,487,011	4.01

Pharmaceuticals
Abbott Laboratories	16,696	901,417	2.43
Johnson & Johnson	10,620	684,034	1.85
Merck & Co., Inc.	21,635	790,543	2.13
		2,375,994	6.41

Real Estate Operating Companies
BR Malls Participacoes S.A.*	76,700	947,185	2.55

Regional Banks
CVB Financial Corp.	81,343	702,804	1.90

Retail REITs
CapitaRetail China Trust	857,000	775,459	2.09

Specialty Chemicals
Novozymes A/S - Cl. B	7,169	745,846	2.01

Thrifts & Mortgage Finance
TFS Financial Corporation	60,322	732,309	1.97

Wireless Telecommunication Services
Crown Castle International Corp.*	31,910	1,245,766	3.36

TOTAL COMMON STOCKS
(Cost $25,577,924)		30,913,323	83.33

CONVERTIBLE PREFERRED STOCKS
Other Diversified Financial Services
Citigroup, Inc.
Tangible Dividend Enhanced Common Stock 7.50%, 12/15/12	7,215	752,813	2.03
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $724,010)		752,813	2.03

	Par Value	Value	Percent of Net Assets
CORPORATE BONDS
Investment Banking & Brokerage
Schwab Capital Trust I, 7.500%, 11/15/37	954,000	924,273	2.49

Regional Banks
City National Capital Trust I, 9.625%, 2/1/40	696,000	739,229	1.99

Wireless Telecommunication Services
Crown Castle International Corp., 9.000%, 01/15/15	630,000	670,950	1.81

TOTAL CORPORATE BONDS
(Cost $2,154,803)		2,334,452	6.29

	Number of Shares	Value	Percent of Net Assets
PREFERRED STOCKS
Other Diversified Financial Services
Countrywide Capital V, Capital Securities, 7.000%	69,175	1,497,639	4.04

TOTAL PREFERRED STOCKS
(Cost $1,064,288)		1,497,639	4.04

WARRANTS
Other Diversified Financial Services
J.P. Morgan Chase & Co., Strike Price: $42.42, Expiration Date: October 28, 2018*	94,000	1,253,020	3.38

TOTAL WARRANTS
(Cost $1,010,500)		1,253,020	3.38

SHORT-TERM INVESTMENTS
SSgA U.S. Government Money Market Fund, 0.000%	789,156	789,156	2.13

TOTAL SHORT-TERM INVESTMENTS
(Cost $789,156)		789,156	2.13

TOTAL INVESTMENTS
(Cost $31,320,681)		37,540,403	101.20

Liabilities, Less Cash and Other Assets		(444,975)	(1.20)

NET ASSETS		$37,095,428	100.00%

* Non-income producing.

See notes to schedules of investments.

Marsico Flexible Capital Fund

SUMMARY OF INVESTMENTS BY COUNTRY

Country	Market Value	Percent of Investment Securities
Brazil	$3,849,595	10.25%
Canada	765,654	2.04
China	2,524,503	6.72
Denmark	745,846	1.99
Hong Kong	433,432	1.16
Singapore	1,363,522	3.63
United Kingdom	308,378	0.82
United States(1)	27,549,473	73.39
	$37,540,403	100.00%

 (1) Includes short-term securities.

Marsico Global Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2009
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
Precision Castparts Corp.	16,827	$1,856,859	1.67%

Apparel Retail
Industria de Diseno Textile S.A. (Inditex)	17,028	1,063,441	0.96
rue21, inc.*	20,023	562,446	0.50
		1,625,887	1.46

Apparel, Accessories & Luxury Goods
Compagnie Financière Richemont SA	24,974	839,797	0.76
lululemon athletica, inc.*	53,363	1,606,226	1.44
Polo Ralph Lauren Corporation	32,459	2,628,530	2.36
		5,074,553	4.56

Application Software
Adobe Systems, Inc.*	72,769	2,676,444	2.41
Citrix Systems, Inc.*	54,901	2,284,430	2.05
		4,960,874	4.46

Biotechnology
Celgene Corporation*	24,213	1,348,180	1.21
Gilead Sciences, Inc.*	60,719	2,627,918	2.37
		3,976,098	3.58

Brewers
Anheuser-Busch InBev N.V.	65,442	3,387,746	3.05

Communications Equipment
QUALCOMM, Inc.	44,073	2,038,817	1.83
Research In Motion, Ltd.*	20,904	1,411,856	1.27
		3,450,673	3.10

Computer Hardware
Apple, Inc.*	9,427	1,987,777	1.79

Computer Storage & Peripherals
Compellent Technologies, Inc.*	27,677	627,714	0.56

Construction & Engineering
AECOM Technology Corporation*	14,996	412,390	0.37

Construction Materials
China Resources Cement Holdings Ltd.*	1,126,000	556,218	0.50

Data Processing & Outsourced Services
MasterCard, Inc. - Cl. A	14,641	3,747,803	3.37

Department Stores
Lojas Renner S.A.	79,627	1,797,439	1.62

Distributors
Li & Fung Ltd.	272,000	1,119,336	1.01

Diversified Banks
HSBC Holdings PLC	241,220	2,751,922	2.47
ICICI Bank Ltd. Spon. ADR	48,679	1,835,685	1.65
Itaú Unibanco Holding S.A. ADR	47,820	1,092,209	0.98
Standard Chartered PLC	87,500	2,174,145	1.96
Wells Fargo & Company	214,635	5,792,999	5.21
		13,646,960	12.27

Diversified Metals & Mining
BHP Billiton PLC	100,308	3,197,821	2.88

Diversified Real Estate Activities
Hang Lung Properties Ltd.	470,000	1,842,565	1.66

Diversified Support Services
Ritchie Bros. Auctioneers, Inc.	36,777	824,908	0.74

Health Care Equipment
Intuitive Surgical, Inc.*	14,116	4,281,665	3.85

Heavy Electrical Equipment
ABB Ltd.*	81,994	1,579,968	1.42
Vestas Wind Systems A/S*	24,609	1,498,265	1.35
		3,078,233	2.77

Homebuilding
Construtora Tenda S.A.*	583,742	1,844,102	1.66
Cyrela Brazil Realty S.A.	163,969	2,307,433	2.08
Gafisa S.A. ADR	76,110	2,462,919	2.21
PDG Realty S.A. Empreendimentos e Participações	90,000	896,898	0.81
		7,511,352	6.76

Industrial Gases
Praxair, Inc.	15,315	1,229,948	1.11

Integrated Oil & Gas
Petroleo Brasileiro S.A. ADR	72,551	3,459,232	3.11

Internet Retail
Amazon.com, Inc.*	8,570	1,152,836	1.04

Internet Software & Services
Baidu, Inc. Spon. ADR*	2,809	1,155,145	1.04
Google, Inc. - Cl. A*	4,098	2,540,678	2.29
OpenTable, Inc.*	16,218	412,910	0.37
		4,108,733	3.70

Investment Banking & Brokerage
The Goldman Sachs Group, Inc.	11,932	2,014,599	1.81

Marine
Kuehne + Nagel International AG	22,326	2,170,738	1.95

Movies & Entertainment
The Walt Disney Company	99,461	3,207,617	2.88

Oil & Gas Drilling
Pride International, Inc.*	25,245	805,568	0.72

Oil & Gas Equipment & Services
National Oilwell Varco, Inc.	32,470	1,431,602	1.29

Oil & Gas Exploration & Production
OGX Petróleo e Gás Participações S.A.	290,000	2,848,363	2.56

Other Diversified Financial Services
JPMorgan Chase & Co.	119,401	4,975,440	4.47

Packaged Foods & Meats
Nestlé S.A.	58,757	2,851,688	2.56

Real Estate Operating Companies
BR Malls Participacoes S.A.*	138,500	1,710,368	1.54

Regional Banks
The PNC Financial Services Group, Inc.	32,263	1,703,164	1.53

Restaurants
Chipotle Mexican Grill, Inc. - Cl. A*	4,117	362,955	0.33

Specialty Chemicals
Novozymes A/S - Cl. B	10,236	1,064,929	0.96

Wireless Telecommunication Services
Crown Castle International Corp.*	105,136	4,104,509	3.69

TOTAL COMMON STOCKS
(Cost $81,475,330)		108,167,160	97.28

PREFERRED STOCKS
General Merchandise Stores
Lojas Americans S.A. Pref.	127,900	1,140,889	1.03

TOTAL PREFERRED STOCKS
(Cost $781,487)		1,140,889	1.03

SHORT-TERM INVESTMENTS
SSgA U.S. Government Money Market Fund, 0.000%	1,105,600	1,105,600	0.99

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,105,600)		1,105,600	0.99

TOTAL INVESTMENTS
(Cost $83,362,417)		110,413,649	99.30

Cash and Other Assets, Less Liabilities		778,474	0.70

NET ASSETS		$111,192,123	100.00%

* Non-income producing.

See notes to schedules of investments.

Marsico Global Fund

SUMMARY OF INVESTMENTS BY COUNTRY

Country	Market Value	Percent of Investment Securities
Belgium	$3,387,746	3.07%
Brazil	19,559,852	17.71
Canada	3,842,990	3.48
China	1,155,145	1.05
Denmark	2,563,194	2.32
Hong Kong	3,518,119	3.19
India	1,835,685	1.66
Spain	1,063,441	0.96
Switzerland	7,442,191	6.74
United Kingdom	8,123,888	7.36
United States(1)	57,921,398	52.46
	$110,413,649	100.00%

 (1) Includes short-term securities.

Notes to Schedule of Investments

Investment Valuation - A security traded on a recognized stock exchange is valued at the last sale price prior to the closing of the principal exchange on which the security is traded. Securities traded on NASDAQ generally will be valued at the NASDAQ Official Closing Price. If no sale is reported on the valuation date, the most current bid price will generally be used.  Other securities for which over-the-counter market quotations are readily available are valued at the last sale price. Debt securities that will mature in more than 60 days are generally valued at their bid prices furnished by a pricing service. Debt securities that will mature in 60 days or less are valued at amortized cost, if it approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser in accordance with procedures established by, and under the general supervision of, the Board of Trustees of the Focus Fund, Growth Fund, 21st Century Fund, International Opportunities Fund, Flexible Capital Fund, and Global Fund (collectively, the “Funds”). The Funds may use pricing services to assist in determining market value. The Board of Trustees has authorized the use of a pricing service to assist the Funds in valuing certain equity securities listed or traded on foreign security exchanges in the Funds’ portfolios in certain circumstances where there is a significant change in the value of related U.S.-traded securities, as represented by the S&P 500 Index.

Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars. Values of securities denominated in foreign currencies are translated into U.S. dollars at 4:00 p.m. ET. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Reported realized gains on foreign currency transactions arise from sales of portfolio securities, forward currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at fiscal year-end. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities at fiscal year-end, resulting from changes in the exchange rates and changes in market prices of securities held.

The Focus Fund, Growth Fund, 21st Century Fund and International Opportunities Fund adopted the provisions of Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”), on October 1, 2007. The Flexible Capital Fund and Global Fund adopted the Income Tax Statement at their respective inception dates. The Income Tax Statement requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more likely-than-not” standard that based on the technical merits have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations contained in the Funds’ Annual and Semi-Annual Reports.

The Income Tax Statement requires management of the Funds to analyze all open tax years, fiscal years 2006-2008 as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended December 31, 2009, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

At December 31, 2009 gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Focus Fund	Growth Fund	21st Century Fund	International Opportunities Fund	Flexible Capital Fund	Global Fund

Cost of Investments	$1,705,493,241	$878,190,542	$743,095,407	$399,859,290	$32,166,559	$89,383,229

Gross Unrealized Appreciation	$414,439,402	$260,139,871	$193,162,061	$80,701,210	$5,406,522	$22,832,805
Gross Unrealized Depreciation	(50,018,874)	(18,925,827)	(33,100,853)	(18,400,585)	(32,678)	(1,802,385)

Net Unrealized Appreciation on investments	$364,420,528	$241,214,044	$160,061,208	$62,300,625	$5,373,844	$21,030,420

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued “Fair Value Measurements and Disclosures” (the “Fair Value Statement”) effective for fiscal years beginning after November 15, 2007. The Fair Value Statement defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. The Trust adopted the Fair Value Statement as of the beginning of its fiscal year on October 1, 2008. Under the Fair Value Statement, various inputs are used in determining the value of the Funds’ investments.

▪	Level 1 – quoted prices in active markets for identical securities
▪	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotations obtained from pricing services.)
▪	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those investments.  The following is a summary of the fair values of the Funds’ investments in each category and economic sector as of December 31, 2009:

Marsico Focus Fund	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$151,173,599	$-	$-	$151,173,599
Energy	162,349,903	-	-	162,349,903
Financials	382,108,778	-	-	382,108,778
Health Care	272,534,996	-	-	272,534,996
Industrials	200,134,067	-	-	200,134,067
Information Technology	590,642,273	-	-	590,642,273
Materials	219,445,293	-	-	219,445,293
Short-Term Investments	91,524,860	-	-	91,524,860
				$2,069,913,769

Marsico Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$148,614,157	$-	$-	$148,614,157
Energy	105,557,558	-	-	105,557,558
Financials	165,654,533	-	-	165,654,533
Health Care	106,667,669	-	-	106,667,669
Industrials	96,656,841	-	-	96,656,841
Information Technology	315,563,432	-	-	315,563,432
Materials	139,590,142	-	-	139,590,142
Telecommunication Services	20,619,337	-	-	20,619,337
Preferred Stocks	8,660,900	-	-	8,660,900
Short-Term Investments	11,820,017	-	-	11,820,017
				$1,119,404,586

Marsico 21st Century Fund	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$183,823,924	$-	$-	$183,823,924
Consumer Staples	-	20,494,353	-	20,494,353
Energy	51,383,986	-	-	51,383,986
Financials	258,527,510	-	-	258,527,510
Health Care	89,244,784	-	-	89,244,784
Industrials	66,182,211	12,120,365	-	78,302,576
Information Technology	135,244,283	-	-	135,244,283
Telecommunication Services	49,650,096	-	-	49,650,096
Convertible Corporate Bonds	-	5,386,110	-	5,386,110
Warrants	2,434,404	-	-	2,434,404
Short-Term Investments	28,664,589	-	-	28,664,589
				$903,156,615

Marsico International Opportunities Fund	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$29,600,580	$37,687,581	$-	$67,288,161
Consumer Staples	2,771,375	41,560,765	-	44,332,140
Energy	36,123,328	4,546,086	-	40,669,414
Financials	17,368,577	74,178,667	-	91,547,244
Health Care	10,545,357	35,830,958	-	46,376,315
Industrials	2,266,486	44,410,720	-	46,677,206
Information Technology	9,803,283	33,547,260	-	43,350,543
Materials	13,848,716	34,963,943	-	48,812,659
Telecommunication Services	-	15,822,854	-	15,822,854
Rights	-	-	-	-
Short-Term Investments	17,283,379	-	-	17,283,379
				$462,159,915

Marsico Flexible Capital Fund	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$4,968,760	$-	$-	$4,968,760
Energy	2,799,381	308,378	-	3,107,759
Financials	5,465,507	1,208,891	-	6,674,398
Health Care	3,003,342	-	-	3,003,342
Industrials	746,759	-	-	746,759
Information Technology	8,023,207	871,743	-	8,894,950
Materials	1,525,743	745,846	-	2,271,589
Telecommunication Services	1,245,766	-	-	1,245,766
Convertible Preferred Stocks	752,813	-	-	752,813
Corporate Bonds	-	2,334,452	-	2,334,452
Preferred Stocks	1,497,639	-	-	1,497,639
Warrants	1,253,020	-	-	1,253,020
Short-Term Investments	789,156	-	-	789,156
				$37,540,403

Marsico Global Fund	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$18,829,401	$3,022,574	$-	$21,851,975
Consumer Staples	-	6,239,434	-	6,239,434
Energy	8,544,765	-	-	8,544,765
Financials	19,124,464	6,768,632	-	25,893,096
Health Care	8,257,763	-	-	8,257,763
Industrials	3,094,157	5,248,971	-	8,343,128
Information Technology	18,883,574	-	-	18,883,574
Materials	1,786,166	4,262,750	-	6,048,916
Telecommunication Services	4,104,509	-	-	4,104,509
Preferred Stocks	1,140,889	-	-	1,140,889
Short-Term Investments	1,105,600	-	-	1,105,600
				$110,413,649

Item 2.  Controls and Procedures

(a)
The registrant’s principal executive officer and principal financial officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the registrant and by the registrant’s service providers.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s fiscal quarter ended December 31, 2009 that materially affected, or were reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits

(a)
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit	Description of Exhibit
A	Certificate of Principal Executive Officer
B	Certificate of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Marsico Investment Fund

/s/ Thomas F. Marsico
Thomas F. Marsico
President and Chief Executive Officer
Date: February 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Thomas F. Marsico
Thomas F. Marsico
President and Chief Executive Officer
Date: February 26, 2010

/s/ Christopher J. Marsico
Christopher J. Marsico
Vice President and Treasurer
Date: February 26, 2010